LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2022	December 31, 2021
Credit facility	(a)	$455.0	$—
5.75% senior notes	(b)	447.6	445.7
Equipment loans	(c)	16.1	18.7
		$918.7	$464.4
Current portion of long-term debt		$8.7	$7.5
Non-current portion of long-term debt		910.0	456.9
		$918.7	$464.4

Contractual maturities of notes
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2022	$450.0	$605.3	$25.9	$51.8	$51.8	$475.8
December 31, 2021	$450.0	$631.1	$25.9	$51.8	$51.8	$501.6
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.5 million as at December 31, 2022 (December 31, 2021 – $6.3 million) and the embedded derivative
The following are the contractual maturities related to the equipment loans, including interest payments:

	Payments due by period
Equipment loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2022	$16.2	$17.3	$9.1	$6.8	$1.4	$—
December 31, 2021	$18.9	$20.5	$8.5	$12.0	$—	$—
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2022 (December 31, 2021 – $0.2 million).